Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of joint ventures [line items]
Net income	$ 47	$ 55
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	52	51
OCI	(218)	(44)
Total comprehensive income (loss)	$ (166)	$ 7